Interim Condensed Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Gross written premiums	$ 394,259	$ 387,197
Ceded written premiums	(116,001)	(93,782)
Net written premiums	278,258	293,415
Net change in unearned premiums	(50,462)	(57,026)
Net premiums earned	227,796	236,389
Investment income	27,546	24,934
Net realized gain on investments	1,534	98
Net unrealized gain on investments	3,277	3,942
Change in allowance for expected credit losses on investments	253	(138)
Other revenues	1,500	541
Total revenues	261,906	265,766
EXPENSES:
Net loss and loss adjustment expenses	(123,796)	(99,238)
Net policy acquisition expenses	(41,025)	(39,836)
General and administrative expenses	(45,790)	(44,594)
Change in allowance for expected credit losses on receivables	(1,784)	(1,621)
Change in fair value of derivative financial liabilities	0	(2,343)
Other expenses	(3,350)	(3,228)
Net foreign exchange gain (loss)	17,263	(3,887)
Total expenses	(198,482)	(194,747)
Income before income taxes	63,424	71,019
Income tax expense	(1,978)	(358)
Net income	$ 61,446	$ 70,661
Earnings per share
Basic earnings per share attributable to equity holders (in USD per share)	$ 1.37	$ 1.56
Diluted earnings per share attributable to equity holders (in USD per share)	$ 1.36	$ 1.55